Noncontrolling Interests [Text Block] (Tables)	6 Months Ended
Sep. 30, 2016
Noncontrolling Interest [Abstract]
Effect on MUFG's Shareholders' Equity from Changes in Ownership of Subsidiaries [Table Text Block]

	Six months ended September 30,
	2015	2016
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥381,307	¥750,883
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	(896)	—

Net transfers to the noncontrolling interest shareholders	(896)	—

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥380,411	¥750,883